ECONOMIC CONTEXT ON GROUP'S OPERATIONS	12 Months Ended
Dec. 31, 2023
ECONOMIC CONTEXT ON GROUPS OPERATIONS
ECONOMIC CONTEXT ON GROUPS OPERATIONS

35. ECONOMIC CONTEXT ON GROUP´S  OPERATIONS

Grupo Supervielle operates in an economic context marked by strong volatility, both nationally and internationally.Between January 1 and December 31, 2023, accumulated inflation reached 211.4% (CPI) and the peso depreciated against the US dollar, going from $180/US$ at the beginning of the year to $808/ US$ at the end of the year.

The monetary authority imposed exchange restrictions in order to contain the demand for dollars. This implied, among other things, the requirement to request prior authorization from the BCRA to make payments abroad for operations such as the payment of dividends to non-residents, the payment of financial loans and the payment of imports of certain goods and services, among others.

On December 10, 2023, a new government took office in Argentina, which has set among its objectives the establishment of a new economic regime in the country, for which it proposes to carry out a broad reform of laws and regulations.

The new government's plan proposes to move forward with a profound deregulation of the economy and with structural reforms that ease restrictions to invest and operate in the country, including the gradual relaxation of the exchange restrictions mentioned previously, with the aim of eliminating them once the macroeconomic conditions improve.

The Ministry of Economy presented, on December 12, the economic program of the new administration, whose priority is to eliminate the fiscal deficit and its financing through the expansion of remunerated liabilities and the monetary issue of Pesos from the BCRA. Another of the central elements of the new program is the elimination of distortions, restrictions and bureaucratic obstacles and the correction of relative prices (especially the exchange rate), as a prerequisite to stabilize the economy.

In the month of December the BCRA moved in this direction. In this sense, LELIQ were no longer tendered, and  repos became the main monetary policy instrument whose interest rate was established at 100% n.a. Regarding liquidity injection operations, the BCRA announced that it will no longer finance the Treasury, although it will continue to offer put options and repos on public debt instruments to the extent required by the stability of financial conditions.

Additionally, on December 13, the BCRA decided to reduce the 1-day repo rate from 126% to 100% n.a. (171.5% e.a.). Thus, the interest rate on 1-day repos for private funds was 85% n.a. (133.7% n.a.), while the 1-day repo interest rate remained at 160% n.a. (393.6% e.a.).

The reduction in the interest rate paid on remunerated liabilities will contain the endogenous growth of these instruments and generate incentives for banks to once again act as financial intermediaries.

The new government published a Decree of Necessity and Urgency (DNU) where some 300 laws are annulled and/or modified, introducing reforms in the labor market, the customs code and the status of public companies, among others. Although the DNU must be discussed and ratified by at least one of the chambers of the National Congress, its provisions have been partially in force since December 29, 2023.

On the external front, the nominal exchange rate continues to devaluate at run at a rate of 2% per month since December 13, the date on which it was devalued from $350/USD to $800/USD. With data as of February 27, the exchange rate is located at $841.15/USD in the Free Exchange Market (MLC). Likewise, the new import regime, which allows import payments to be deferred, generated relief in the MLC for US$ 7,066 million. This number comes from the difference between accrued and liquidated imports. The BCRA has already issued US$ 5,000 million of Bonds for the Reconstruction of a Free Argentina (BOPREAL) of Series 1 and US$ 2,000 million of Series 2. In the coming days, bidding for Series 3 will begin with the objective of placing US$ 3,000 million. In this framework, between

December 13 and February 27, the BCRA's net foreign exchange purchase and sale. with the private sector left a positive balance of USD8,563 million.

The International Reserves of the BCRA ended on February 22 with a balance of USD27,347 million, registering an increase of USD4,274 million since the beginning of the year and US$6,138 million since the change of government. This dynamic was influenced by the higher Multilateral Real Exchange Rate, a product of the December devaluation and the new import regime that made it possible to avoid paying accrued imports.

The financial sector has a significant exposure to the Argentine public sector, through rights, public securities, loans and other assets.

The Group's exposure to the Argentine public sector is as follows:

Grupo Supervielle´s Exposure to Public Sector
Central Bank of Argentina (including repo transactions)	831,757,936
Treasury Bills	199,343,557
Government Securities	60,856
Exposure to Government Securities and Treasury Bonds	1,031,162,349
Loans to Public Sector	2,070,115
Total exposure to Public Sector	1,033,232,464
Over Total Assets	50.21%
Over Shareholder´s equity	302.67%

The context of volatility and uncertainty continues as of the date of issuance of these Consolidated Financial Statements.

The reforms proposed by the new government began their legislative discussion process. It is not possible to predict at this time its evolution or new measures that could be announced.

For all of the above, Grupo Supervielle's Management permanently monitors the evolution of the situations mentioned in the international markets and at the local level, to identify possible impacts on its patrimonial and financial situation, and determine the possible actions to be adopted.